AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.3%
Asset-Backed Securities — 15.7%
Automobiles — 6.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	800	$815,152
ARI Fleet Lease Trust,
Series 2024-A, Class A2, 144A
5.300%	11/15/32	267	268,899
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A
2.020%	02/20/27	417	414,446
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	582,656
Series 2022-03A, Class A, 144A
4.620%	02/20/27	1,213	1,214,213
Series 2023-03A, Class A, 144A
5.440%	02/22/28	900	913,088
Series 2024-01A, Class A, 144A
5.360%	06/20/30	500	517,119
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	387	393,200
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	161	163,873
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	150	148,968
Series 2022-01, Class C
2.200%	11/15/27	50	49,455
Ford Credit Auto Owner Trust,
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	875,699
Series 2023-01, Class A, 144A
4.850%	08/15/35	1,600	1,628,200
Series 2023-02, Class A, 144A
5.280%	02/15/36	1,000	1,031,785
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	1,800	1,843,213
Series 2025-01, Class A, 144A
4.860%(cc)	08/15/37	2,000	2,051,874
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,200	1,205,620
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	97,381
Series 2025-01, Class A, 144A
4.640%	12/11/37	1,800	1,831,835
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	111	111,288
Series 2021-01A, Class A, 144A
0.870%	07/14/28	56	55,428
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	536	535,733
Series 2023-01A, Class A, 144A
5.410%	11/14/29	1,900	1,916,326
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-01, Class C
5.090%	05/15/30	400	$402,876
Series 2023-03, Class C
5.770%	11/15/30	500	509,260
Series 2023-04, Class C
6.040%	12/15/31	800	821,787
Series 2024-02, Class C
5.840%	06/17/30	500	511,526
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A
5.710%	01/22/30	100	102,567
Series 2023-01A, Class C, 144A
5.970%	02/20/31	200	205,837
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	636	640,928
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	49	49,249
			21,909,481
Collateralized Loan Obligations — 6.8%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.715%(c)	04/20/35	750	750,989
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
5.649%(c)	04/18/35	750	750,736
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)
5.597%(c)	10/20/31	472	471,910
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.749%(c)	10/15/34	750	751,338
BlueMountain CLO Ltd. (Cayman Islands),
Series 2020-30A, Class AR2, 144A
0.000%(cc)	04/15/35	1,700	1,700,745
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.757%(c)	07/20/34	250	250,357
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.767%(c)	01/20/35	750	751,421
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.767%(c)	07/20/34	500	500,833
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.665%(c)	04/20/35	750	750,832
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.675%(c)	10/20/37	750	$752,878
Series 2020-04A, Class A1RR, 144A, 3 Month SOFR + 1.360% (Cap N/A, Floor 1.360%)
5.682%(c)	10/17/37	2,750	2,759,430
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)
5.516%(c)	03/22/38	2,000	2,004,399
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.757%(c)	07/20/34	250	250,410
Madison Park Funding Ltd. (Cayman Islands),
Series 2021-38A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.382%)
5.704%(c)	07/17/34	250	250,362
Marble Point CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R2, 144A, 3 Month SOFR + 1.210% (Cap N/A, Floor 1.210%)
5.528%(c)	03/15/38	1,900	1,901,795
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
5.582%(c)	10/12/30	148	148,550
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)
5.862%(c)	10/13/31	226	226,278
Octagon Ltd. (Cayman Islands),
Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)
5.231%(c)	03/20/38	2,200	2,200,961
OZLM Ltd. (Cayman Islands),
Series 2018-20A, Class A1, 144A, 3 Month SOFR + 1.312% (Cap N/A, Floor 1.050%)
5.637%(c)	04/20/31	18	18,251
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
5.759%(c)	10/15/34	250	250,578
Regatta Funding Ltd. (Cayman Islands),
Series 2024-02A, Class A1, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.868%(c)	04/25/37	2,250	2,258,800
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.747%(c)	10/20/31	203	203,359
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
5.760%(c)	07/10/34	1,000	1,001,427
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)
5.617%(c)	04/20/31	297	$297,077
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)
5.603%(c)	05/07/31	126	125,988
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
5.651%(c)	10/23/31	103	103,572
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
5.400%(c)	04/24/38	1,750	1,752,270
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)
5.839%(c)	01/15/32	248	248,162
			23,433,708
Consumer Loans — 1.7%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1A, 144A
5.610%	02/15/29	1,600	1,607,299
Affirm Master Trust,
Series 2025-01A, Class A, 144A
4.990%	02/15/33	1,100	1,108,804
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	575	564,910
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.132%(c)	06/16/36	600	601,081
Series 2022-02A, Class A, 144A
4.890%	10/14/34	269	269,753
Series 2023-02A, Class A1, 144A
5.840%	09/15/36	1,800	1,840,431
			5,992,278
Home Equity Loans — 0.8%
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)
5.589%(c)	02/25/55	493	493,253
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	680	690,709
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	223	226,037
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	62	63,009
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	61	62,179

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2024-CES03, Class A1, 144A
6.290%(cc)	05/25/64	408	$412,720
Series 2024-CES04, Class A1, 144A
5.122%(cc)	09/25/64	381	381,330
Series 2025-CES01, Class A1, 144A
5.705%(cc)	02/25/55	361	364,188
			2,693,425
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	24	21,685
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	1	1,195
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	31	29,959
			52,839

Total Asset-Backed Securities (cost $53,559,156)			54,081,731
Commercial Mortgage-Backed Securities — 10.2%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	139	136,888
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	239	234,936
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,730
Series 2019-BN19, Class A1
2.263%	08/15/61	46	43,527
Series 2019-BN19, Class A2
2.926%	08/15/61	4,390	4,181,965
Series 2019-BN20, Class A2
2.758%	09/15/62	1,619	1,526,274
Series 2020-BN25, Class A3
2.391%	01/15/63	29	28,324
Series 2020-BN25, Class A4
2.399%	01/15/63	650	604,717
Series 2020-BN26, Class A3
2.155%	03/15/63	250	227,575
Series 2020-BN28, Class A3
1.584%	03/15/63	1,453	1,285,360
Series 2021-BN36, Class A1
0.801%	09/15/64	47	46,655
Series 2021-BN38, Class A1
1.274%	12/15/64	414	406,483
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	834,040
Barclays Commercial Mortgage Securities Trust,
Series 2021-C11, Class A4
2.043%	09/15/54	165	146,782
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	75	$72,982
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,340,543
Series 2020-B19, Class A4
1.546%	09/15/53	2,100	1,887,571
Series 2020-B20, Class A3
1.945%	10/15/53	750	699,199
Series 2020-B21, Class A4
1.704%	12/17/53	500	441,189
Series 2020-B22, Class A1
0.509%	01/15/54	77	76,747
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	87,220
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,113,600
Series 2021-B25, Class ASB
2.271%	04/15/54	250	236,437
Series 2022-B35, Class ASB
4.591%(cc)	05/15/55	3,400	3,424,665
BPR Trust,
Series 2021-TY, Class D, 144A, 1 Month SOFR + 2.464% (Cap N/A, Floor 2.350%)
6.615%(c)	09/15/38	990	987,551
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	243,539
Series 2017-CD06, Class A4
3.190%	11/13/50	500	491,131
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2
3.585%	12/10/54	48	47,772
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,379,682
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	286	280,234
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A3
2.646%	07/10/49	20	19,785
Series 2017-P07, Class AAB
3.509%	04/14/50	107	106,909
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	1,011,071
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49	291	287,146
Series 2016-COR01, Class ASB
2.972%	10/10/49	178	177,185
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	496,113
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4
3.718%	08/15/48	10	10,186

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C17, Class A4
2.763%	09/15/52	1,380	$1,299,476
Series 2020-C19, Class A2
2.320%	03/15/53	1,000	924,011
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.382%(cc)	07/25/26	40,694	270,854
GS Mortgage Securities Trust,
Series 2020-GC45, Class A3
2.639%	02/13/53	100	97,999
Series 2020-GC45, Class A4
2.658%	02/13/53	100	93,539
Series 2020-GC47, Class A4
2.125%	05/12/53	1,068	971,996
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A5
3.639%	11/15/47	145	142,401
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C31, Class A4
2.840%	11/15/49	473	467,297
Series 2016-C32, Class ASB
3.514%	12/15/49	245	243,406
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	326,021
Series 2021-L07, Class A1
0.881%	10/15/54	358	351,583
UBS Commercial Mortgage Trust,
Series 2018-C08, Class ASB
3.903%	02/15/51	171	170,395
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A3
2.652%	08/15/49	2,000	1,968,024
Series 2016-LC24, Class A4
2.942%	10/15/49	275	271,719
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,800	1,796,005
Series 2017-C41, Class A2
2.590%	11/15/50	1,263	1,233,557
Series 2020-C55, Class A3
2.462%	02/15/53	100	97,289

Total Commercial Mortgage-Backed Securities (cost $34,663,063)			35,354,285
Corporate Bonds — 30.6%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	500	496,263
2.950%	02/01/30	1,130	1,063,682
3.550%	03/01/38	780	647,220
3.625%	03/01/48	850	614,372
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	$4,906
			2,826,443
Agriculture — 0.6%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	54	53,406
5.350%	08/15/32	1,545	1,598,732
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	290	291,489
			1,943,627
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	38	34,523
Auto Manufacturers — 1.0%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.700%	08/10/26	375	368,750
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.350%	01/08/31	425	376,530
2.400%	04/10/28	545	519,951
2.400%	10/15/28	945	894,014
5.000%	04/09/27	550	555,108
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	06/23/27	850	857,707
			3,572,060
Auto Parts & Equipment — 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30	50	51,605
Qnity Electronics, Inc.,
Sr. Sec’d. Notes, 144A
5.750%	08/15/32	20	20,174
Sr. Unsec’d. Notes, 144A
6.250%	08/15/33	15	15,334
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	150	150,197
			237,310
Banks — 9.2%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	246,245
2.972%(ff)	02/04/33	2,890	2,631,486
3.194%(ff)	07/23/30	35	33,718
4.376%(ff)	04/27/28	2,720	2,730,061

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	$36,456
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
1.904%(ff)	09/30/28	500	476,145
3.132%(ff)	01/20/33	225	204,710
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30	200	199,991
5.875%	04/30/29	200	210,709
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31	630	585,575
2.976%(ff)	11/05/30	250	236,713
3.057%(ff)	01/25/33	3,005	2,737,440
Sub. Notes
4.450%	09/29/27	15	15,060
5.827%(ff)	02/13/35	435	451,555
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	49,354
1.542%(ff)	09/10/27	5,150	5,022,574
1.992%(ff)	01/27/32	180	158,797
2.600%	02/07/30	25	23,417
2.615%(ff)	04/22/32	260	235,684
3.850%	01/26/27	170	169,560
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%
6.730%(c)	01/01/26(oo)	240	240,972
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	258,825
1.578%(ff)	04/22/27	260	256,201
1.953%(ff)	02/04/32	30	26,520
2.069%(ff)	06/01/29	150	142,256
2.963%(ff)	01/25/33	4,735	4,328,900
4.005%(ff)	04/23/29	55	54,832
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	285,423
4.210%(ff)	04/20/28	485	485,454
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	13,244
2.699%(ff)	01/22/31	1,040	971,721
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	2,935	2,670,225
Sub. Notes, GMTN
4.350%	09/08/26	545	545,992
Sub. Notes, MTN
3.950%	04/23/27	55	54,882
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.550%	01/22/30	20	18,699
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
1.488%(ff)	12/14/26	200	198,768
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	$244,054
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.800%	03/10/27(a)	200	196,010
UBS AG (Switzerland),
Sr. Unsec’d. Notes
1.250%	06/01/26	205	201,184
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	230,746
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	3,210	2,983,187
3.526%(ff)	03/24/28	695	688,831
			31,552,176
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	19,662
Biotechnology — 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	28,885
3.150%	02/21/40	395	311,014
5.150%	11/15/41	400	388,503
5.250%	03/02/33(a)	580	600,837
			1,329,239
Building Materials — 0.1%
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
2.200%	03/01/32	45	38,920
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32	140	145,053
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33	15	15,588
			199,561
Chemicals — 0.3%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	184,232
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
6.100%	04/30/30	245	256,638
6.750%	05/02/34	415	451,831
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33	60	60,166
			952,867

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services — 0.3%
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	231	$270,358
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.800%	11/01/25		70	69,907
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		695	589,272
				929,537
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30		5	4,800
Diversified Financial Services — 0.8%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		1,990	1,976,237
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30		20	19,279
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.750%	10/01/29		70	66,462
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28		200	188,897
2.710%	01/22/29		200	189,941
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26		250	242,834
				2,683,650
Electric — 3.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30		1,445	1,302,837
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31		50	43,701
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31		20	17,965
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31		20	18,005
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51		1,570	1,060,508
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27		30	29,775
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26		75	74,191
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	$182,757
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	13,479
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,190	1,181,648
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.125%	07/12/28	210	198,205
Entergy Louisiana LLC,
Collateral Trust Bond
4.000%	03/15/33	3,000	2,880,129
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN
6.350%	08/10/28	200	205,708
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	39,346
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	95,468
Pacific Gas & Electric Co.,
First Mortgage
4.950%	07/01/50	500	430,764
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,567,001
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	33,052
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	42,975
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	690	684,180
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	188,664
			10,290,358
Engineering & Construction — 0.3%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	580	568,400
4.250%	10/31/26	640	637,875
			1,206,275
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30	200	205,747

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Voyager Parent LLC,
Sr. Sec’d. Notes, 144A
9.250%	07/01/32	145	$153,338
Warnermedia Holdings, Inc.,
Gtd. Notes
3.755%	03/15/27	128	126,115
			485,200
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	30,745
Foods — 0.1%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.750%	04/01/33	330	344,185
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	28,370
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	780,777
			809,147
Healthcare-Products — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	17,955
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,727
			22,682
Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	950,685
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27	60	59,441
Sr. Unsec’d. Notes
2.400%	03/15/30	292	269,555
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	61,732
HCA, Inc.,
Gtd. Notes
3.125%	03/15/27	160	157,773
3.375%	03/15/29	10	9,694
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	70,652
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	17,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.750%	05/15/52	720	$633,615
5.000%	04/15/34	245	248,817
5.300%	06/15/35	75	77,533
5.750%	07/15/64	255	254,134
Universal Health Services, Inc.,
Sr. Sec’d. Notes
2.650%	01/15/32	30	26,089
			2,837,640
Home Builders — 0.2%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	724,938
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,919
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28	60	63,627
Insurance — 0.6%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	04/05/27	90	89,247
Corebridge Global Funding,
Sr. Sec’d. Notes, 144A
4.900%	08/21/32	745	748,426
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	500	354,112
4.569%	02/01/29	907	912,757
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	49,356
			2,153,898
Iron/Steel — 0.0%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A
7.875%	07/15/32	125	130,658
Lodging — 0.1%
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.400%	08/08/28(a)	400	408,406
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	22,379
Machinery-Diversified — 0.1%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	75	78,152

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	$13,286
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.700%	09/15/28	275	278,898
			370,336
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	120,923
2.300%	02/01/32	510	435,896
5.050%	03/30/29	1,235	1,250,999
5.125%	07/01/49	385	318,355
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	70	65,649
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	338,912
3.500%	08/15/27	600	592,039
			3,122,773
Mining — 0.1%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	115	119,635
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	02/15/34	200	206,050
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
5.250%	03/14/35	150	154,516
			480,201
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	445	455,689
Office/Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,240,800
Oil & Gas — 2.5%
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
5.000%	12/15/29	2,150	2,198,181
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,761,849
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	130	140,015
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29	790	$857,703
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	220	220,396
4.875%	04/03/28	210	213,551
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28	800	795,200
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	727,812
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	13,636
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	1,473,854
Vital Energy, Inc.,
Gtd. Notes, 144A
7.875%	04/15/32	190	184,389
			8,586,586
Packaging & Containers — 0.6%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,207,302
Ball Corp.,
Gtd. Notes
5.500%	09/15/33	235	237,578
6.000%	06/15/29	350	358,244
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	147,526
			1,950,650
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,900
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	18,344
3.450%	12/15/27	30	29,571
CVS Health Corp.,
Sr. Unsec’d. Notes
1.750%	08/21/30	90	79,002
2.700%	08/21/40	760	539,896
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
3.200%	09/23/26	9	8,930
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	630	567,188
3.850%	06/22/40	55	41,916

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.000%	06/22/50	650	$443,402
			1,732,149
Pipelines — 1.9%
Energy Transfer LP,
Gtd. Notes
5.250%	04/15/29	240	246,919
Sr. Unsec’d. Notes
4.950%	06/15/28	505	513,663
5.150%	03/15/45	1,080	970,432
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	38,584
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,125	960,448
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	609,202
4.450%	09/01/49	225	181,063
5.850%	01/15/26	200	200,495
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.750%	03/15/33	70	73,080
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,278,360
6.250%	07/01/52	305	311,076
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	254,266
3.500%	11/15/30	965	922,533
			6,560,121
Real Estate — 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	595,897
Real Estate Investment Trusts (REITs) — 1.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	14,288
2.500%	08/16/31	5	4,443
4.050%	07/01/30	1,980	1,942,228
COPT Defense Properties LP,
Gtd. Notes
2.750%	04/15/31	5	4,527
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	98,879
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	39,014
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	37,737
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31	50	$44,083
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	350,231
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	14,786
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,755,230
2.700%	07/15/31	20	18,091
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
5.750%	02/01/27	910	921,571
			5,245,108
Retail — 0.1%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	281,005
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	15	14,883
			295,888
Semiconductors — 0.7%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	470	406,893
3.419%	04/15/33	2,275	2,103,310
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	29,830
			2,540,033
Shipbuilding — 0.4%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
4.200%	05/01/30	1,270	1,251,691
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,378,877
3.550%	09/15/55	610	420,121
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	06/30/33	120	122,343
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31	1,475	1,339,317
3.875%	04/15/30	415	406,809
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.355%	03/15/32	318	278,885

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
2.550%	03/21/31	390	$354,564
2.650%	11/20/40	430	311,001
Sr. Unsec’d. Notes, 144A
5.401%	07/02/37	411	417,553
			5,029,470
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.050%	03/01/41	215	211,745

Total Corporate Bonds (cost $105,799,501)			105,486,649
Residential Mortgage-Backed Securities — 4.5%
ATLX Trust,
Series 2024-RPL02, Class A1, 144A
3.850%(cc)	04/25/63	3,226	3,109,264
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	623	576,842
Series 2024-RPL03, Class A1A, 144A
3.250%(cc)	09/25/64	454	407,325
CIM Trust,
Series 2024-R01, Class A1, 144A
4.750%(cc)	06/25/64	409	406,524
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
9.170%(cc)	09/25/62	222	222,263
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.856%(c)	10/25/43	255	255,713
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	05/25/45	222	222,681
Series 2025-R05, Class 2A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.356%(c)	07/25/45	659	660,471
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	365	351,387
Fannie Mae REMIC,
Series 2020-101, Class AI, IO
3.500%	01/25/51	1,161	219,426
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.594%(c)	08/25/52	4,235	474,974
Series 2025-53, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	07/25/55	2,178	2,214,614
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
7.256%(c)	04/25/42	2,181	2,243,704
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.506%(c)	09/25/42		277	$278,171
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52		180	4,779
Series 5251, Class PO, PO
2.277%(s)	08/25/52		261	179,769
Series 5560, Class FA, 30 Day Average SOFR + 1.930% (Cap 6.000%, Floor 1.930%)
6.000%(c)	06/25/55		1,395	1,419,127
Freddie Mac Strips,
Series 405, Class C20, IO
4.000%	05/25/53		918	201,845
Series 406, Class PO, PO
1.196%(s)	10/25/53		793	677,695
Government National Mortgage Assoc.,
Series 2020-126, Class BI, IO
3.000%	08/20/50		450	75,766
Series 2021-114, Class TI, IO
3.000%	06/20/51		497	63,648
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52		458	11,513
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		595	16,629
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52		564	18,480
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52		1,173	26,502
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52		441	10,375
Series 2022-093, Class IO, IO
3.000%	08/20/51		2,192	236,792
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		1,179	28,182
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52		889	22,871
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52		927	17,604
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64		358	343,095
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.800% (Cap N/A, Floor 0.000%)
3.708%(c)	06/24/71	EUR	116	136,442

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61	300	$280,115

Total Residential Mortgage-Backed Securities (cost $14,865,280)			15,414,588
Sovereign Bonds — 2.2%
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.375%	09/26/30	380	391,025
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30	768	792,576
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
6.875%	05/13/37	880	949,960
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes, 144A
4.750%	06/15/26	1,216	1,216,000
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	640	564,409
3.300%	03/15/28	1,000	986,779
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30(a)	200	178,495
Republic of Poland Government International Bond (Poland),
Bonds, Series 10Y
5.375%	02/12/35	560	580,276
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
5.750%	09/16/30	1,240	1,263,250
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28	600	612,335

Total Sovereign Bonds (cost $7,394,537)			7,535,105
U.S. Government Agency Obligations — 31.7%
Federal Home Loan Bank
4.250%	09/10/32	850	859,612
Federal Home Loan Mortgage Corp.
1.500%	02/01/36	115	103,183
2.000%	05/01/42	375	323,690
2.000%	04/01/51	75	60,896
2.000%	06/01/51	3,560	2,891,054
2.000%	07/01/51	470	381,894
2.000%	09/01/51	1,997	1,632,757
2.500%	10/01/35	562	534,307
2.500%	07/01/51	1,673	1,420,702
2.500%	08/01/51	1,594	1,352,117
2.500%	04/01/52	1,747	1,483,107
3.000%	09/01/46	945	855,365
3.000%	12/01/46	462	418,236
3.000%	09/01/50	4,215	3,738,319
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	02/01/52	424	$373,763
3.000%	02/01/52	823	732,551
3.000%	06/01/52	2,206	1,939,940
3.500%	06/01/37	287	278,463
3.500%	03/01/48	509	475,319
3.500%	07/01/52	2,856	2,610,156
4.000%	05/01/52	1,121	1,059,305
4.500%	07/01/52	1,444	1,406,039
5.000%	03/01/40	912	921,028
5.000%	06/01/52	1,501	1,495,682
5.000%	11/01/52	409	408,399
5.000%	05/01/53	533	529,343
5.000%	06/01/53	1,618	1,611,363
5.000%	10/01/54	531	526,971
5.000%	11/01/54	2,010	1,994,704
5.500%	01/01/53	3,258	3,300,569
5.500%	02/01/53	875	885,253
5.500%	04/01/54	472	476,239
5.500%	11/01/54	246	248,624
6.000%	12/01/52	747	766,713
6.750%	09/15/29	90	99,985
6.750%	03/15/31	1,230	1,405,545
Federal National Mortgage Assoc.
0.875%	08/05/30	175	152,881
1.500%	01/01/36	1,446	1,301,252
1.500%	04/01/36	126	113,229
1.500%	11/01/50	412	316,542
1.500%	02/01/51	3,566	2,741,026
2.000%	03/01/31	271	259,385
2.000%	01/01/32	570	541,691
2.000%	05/01/42	1,485	1,278,267
2.000%	10/01/50	1,087	884,661
2.000%	12/01/50	108	88,303
2.000%	01/01/51	1,378	1,121,034
2.000%	02/01/51	38	31,237
2.000%	04/01/51	3,052	2,471,174
2.000%	05/01/51	2,203	1,789,474
2.000%	08/01/51	2,369	1,923,488
2.500%	07/01/32	297	285,296
2.500%	08/01/32	336	323,261
2.500%	09/01/32	320	308,464
2.500%	07/01/35	1,093	1,048,739
2.500%	04/01/51	428	363,290
2.500%	06/01/51	2,408	2,045,238
2.500%	08/01/51	390	331,229
2.500%	02/01/52	1,936	1,654,244
2.500%	04/01/52	987	844,024
3.000%	05/01/35	1,041	1,001,943
3.000%	06/01/36	787	761,215
3.000%	07/01/36	639	614,959
3.000%	02/01/52	1,522	1,340,862
3.000%	04/01/52	904	796,377
3.500%	05/01/48	2,265	2,101,907
3.500%	02/01/52	757	696,699
3.500%	03/01/52	755	698,253
3.500%	05/01/52	2,749	2,515,795
4.000%	01/01/50	391	374,678

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	05/01/50	414	$395,601
4.000%	06/01/52	2,999	2,840,567
4.000%	08/01/52	1,141	1,078,411
4.500%	07/01/52	337	328,468
4.500%	08/01/52	128	124,743
4.500%	09/01/52	710	691,612
4.500%	12/01/52	599	584,588
4.500%	01/01/53	462	450,804
4.500%	03/01/53	639	622,756
5.000%	06/01/52	698	695,734
5.000%	09/01/52	638	635,696
5.000%	10/01/52	1,700	1,693,781
5.500%	11/01/53	910	919,459
6.000%	01/01/53	1,874	1,920,041
6.000%	09/01/53	397	406,948
6.625%	11/15/30	290	327,873
4.336%(s)	03/17/31	710	565,268
Government National Mortgage Assoc.
2.000%	10/20/50	1,817	1,502,715
2.000%	01/20/51	657	543,163
2.500%	07/20/51	1,043	898,487
3.000%	03/20/47	1,068	967,647
3.000%	01/20/50	480	429,722
3.000%	06/20/51	1,336	1,193,803
3.000%	10/20/51	1,835	1,639,742
3.000%	11/20/51	728	650,294
3.500%	06/20/42	361	342,806
3.500%	03/20/43	215	203,682
3.500%	06/20/46	2,371	2,205,950
3.500%	02/20/52	2,256	2,068,690
4.000%	09/20/47	1,570	1,501,722
4.000%	02/20/48	119	114,018
4.000%	04/20/48	428	408,057
4.000%	04/20/49	424	406,959
4.000%	01/20/50	48	45,316
4.000%	02/20/50	69	66,082
4.000%	07/20/50	105	99,643
4.000%	06/20/52	410	389,236
4.500%	08/20/48	1,103	1,090,695
4.500%	05/20/52	793	775,375
5.000%	03/20/53	236	235,780
5.500%	05/20/53	1,898	1,922,978
5.500%	12/20/54	728	734,147
7.000%	06/20/54	1,136	1,170,045
7.000%	11/20/54	373	383,575
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	145	125,877
5.250%	02/01/55	250	249,976

Total U.S. Government Agency Obligations (cost $112,046,234)			109,369,842
U.S. Treasury Obligations — 4.4%
U.S. Treasury Bonds
2.375%	11/15/49(k)	3,395	2,221,073
2.375%	05/15/51	4,010	2,579,558
3.250%	05/15/42	3,435	2,885,937
3.875%	05/15/43	1,140	1,032,591
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.750%	11/15/43	1,750	$1,768,594
U.S. Treasury Notes
3.875%	09/30/32	40	39,869
U.S. Treasury Strips Coupon
3.072%(s)	08/15/37	315	185,220
3.229%(s)	05/15/41	4,540	2,158,127
3.273%(s)	05/15/43(k)	5,150	2,174,423
4.920%(s)	08/15/48	305	98,559
5.245%(s)	08/15/45	260	97,368

Total U.S. Treasury Obligations (cost $16,332,995)			15,241,319

Total Long-Term Investments (cost $344,660,766)			342,483,519

	Shares
Short-Term Investments — 0.6%
Affiliated Mutual Funds — 0.6%
PGIM Core Government Money Market Fund (7-day effective yield 4.308%)(wb)	726,843	726,843
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $1,277,428; includes $1,269,921 of cash collateral for securities on loan)(b)(wb)	1,278,342	1,277,575

Total Affiliated Mutual Funds (cost $2,004,271)		2,004,418
Options Purchased*~ — 0.0%
(cost $621)		17

Total Short-Term Investments (cost $2,004,892)		2,004,435

TOTAL INVESTMENTS—99.9% (cost $346,665,658)		344,487,954

Other assets in excess of liabilities(z) — 0.1%		326,684

Net Assets — 100.0%		$344,814,638

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LP	Limited Partnership
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,240,841; cash collateral of $1,269,921 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/14/25	$(3,500)		$(2,820,175)
Federal National Mortgage Assoc.	3.000%	TBA	10/14/25	(1,500)		(1,317,302)
Federal National Mortgage Assoc.	5.500%	TBA	10/14/25	(2,500)		(2,520,595)
Government National Mortgage Assoc.	3.000%	TBA	10/20/25	(3,500)		(3,124,017)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $9,687,402)						$(9,782,089)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	12/12/25	$99.75		1		3	$6
(cost $14)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		273	$4
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		545	7
Total OTC Traded (cost $607)									$11
Total Options Purchased (cost $621)								$17
A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
44	2 Year U.S. Treasury Notes	Dec. 2025	$9,169,531	$7,773
71	5 Year U.S. Treasury Notes	Dec. 2025	7,752,867	4,796
50	10 Year U.S. Treasury Notes	Dec. 2025	5,625,000	(9,621)
121	10 Year U.S. Ultra Treasury Notes	Dec. 2025	13,924,454	158,460
89	20 Year U.S. Treasury Bonds	Dec. 2025	10,376,844	248,240
104	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	12,486,500	128,033
				$537,681
Forward foreign currency exchange contracts outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	263	$310,596	$308,983	$—	$(1,613)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/25	BNY	EUR	263	$308,686	$308,983	$—	$(297)
Expiring 11/05/25	BNY	EUR	263	311,233	309,629	1,604	—
				$619,919	$618,612	1,604	(297)
						$1,604	$(1,910)
Credit default swap agreements outstanding at September 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/27	1.000%(Q)		95	0.137%	$1,403	$1,139	$264	BARC
Hellenic Republic	12/20/27	1.000%(Q)		70	0.165%	1,277	983	294	BARC
Kingdom of Norway	12/20/25	—%(Q)		970	0.033%	(71)	(105)	34	BARC
U.S. Treasury Notes	12/20/25	0.250%(Q)	EUR	1,025	0.150%	344	370	(26)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	155	0.170%	117	171	(54)	BARC
						$3,070	$2,558	$512

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2025(4)	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	2,030	0.519%	$45,535	$46,656	$1,121
A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Credit default swap agreements outstanding at September 30, 2025 (continued):
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreement outstanding at September 30, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
655	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.240%	$9,579	$18,483	$8,904

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A15